Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004016
Average Annual Return [Line Items]
Average Annual Return, Percent	24.49%	11.49%		14.75%
Without Sales Load [Member] | C000033095
Average Annual Return [Line Items]
Average Annual Return, Percent	24.18%	11.19%		14.43%
Without Sales Load [Member] | C000184320
Average Annual Return [Line Items]
Average Annual Return, Percent	24.69%	11.65%	15.50%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%		11.31%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%		11.31%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.79%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.99%	14.75%		13.92%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.99%	14.75%		13.92%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.99%	14.75%	15.12%